FINANCIAL RISK MANAGEMENT - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Asset-backed securities
Total debt instruments held	£ 9,926	£ 6,835
Total financial assets at fair value through other comprehensive income	23,154	28,137
Level 3 financial assets carried at fair value	228,516	256,959
Other | Sub-investment grade
Asset-backed securities
Total debt instruments held	0	18
Level 3 financial assets carried at fair value	71	72
Other | Not rated
Asset-backed securities
Total debt instruments held	16	13
Level 3 financial assets carried at fair value	39	42
Excluding equity share | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	11,211	14,613
Asset-backed securities
Asset-backed securities	146	70
Corporate and other debt securities	11,514	13,134
Total debt instruments held	22,871	27,817
Treasury and other bills	0	85
Total financial assets at fair value through other comprehensive income	22,871	27,902
Excluding equity share | Investment grade | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	11,196	14,600
Asset-backed securities
Asset-backed securities	95	15
Corporate and other debt securities	11,470	13,088
Total debt instruments held	22,761	27,703
Treasury and other bills	0	85
Total financial assets at fair value through other comprehensive income	22,761	27,788
Excluding equity share | Other | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	15	13
Asset-backed securities
Asset-backed securities	51	55
Corporate and other debt securities	44	46
Total debt instruments held	110	114
Treasury and other bills	0	0
Total financial assets at fair value through other comprehensive income	£ 110	£ 114